Distribution Date:	09/17/21	CFCRE 2017-C8 Mortgage Trust
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		Anthony Orso		aorso@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street,6th Floor | New York, NY 10022
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25	Controlling Class Rep.	RREF III-D CF 2017-C8, LLC
Interest Shortfall Detail - Collateral Level	26		-
Supplemental Notes	27		, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12532CAW5	1.964800%	24,296,843.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12532CAX3	2.981600%	46,884,211.00	28,822,188.81	17,605,720.86	71,613.53	0.00	0.00	17,677,334.39	11,216,467.95	32.77%	30.00%
A-SB	12532CAY1	3.367400%	36,236,843.00	36,236,843.00	0.00	101,686.62	0.00	0.00	101,686.62	36,236,843.00	32.77%	30.00%
A-3	12532CAZ8	3.304800%	155,000,000.00	155,000,000.00	0.00	426,870.00	0.00	0.00	426,870.00	155,000,000.00	32.77%	30.00%
A-4	12532CBA2	3.571900%	188,844,211.00	188,844,211.00	0.00	562,110.53	0.00	0.00	562,110.53	188,844,211.00	32.77%	30.00%
A-M	12532CBB0	3.846000%	32,232,632.00	32,232,632.00	0.00	103,305.59	0.00	0.00	103,305.59	32,232,632.00	27.23%	25.00%
B	12532CBC8	4.198500%	38,678,948.00	38,678,948.00	0.00	135,327.97	0.00	0.00	135,327.97	38,678,948.00	20.58%	19.00%
C	12532CBD6	5.084296%	32,232,632.00	32,232,632.00	0.00	136,566.87	0.00	0.00	136,566.87	32,232,632.00	15.05%	14.00%
D	12532CAA3	3.000000%	38,678,948.00	38,678,948.00	0.00	96,697.37	0.00	0.00	96,697.37	38,678,948.00	8.40%	8.00%
E	12532CAC9	3.224200%	17,727,369.00	17,727,369.00	0.00	47,630.49	0.00	0.00	47,630.49	17,727,369.00	5.35%	5.25%
F	12532CAE5	3.224200%	7,251,579.00	7,251,579.00	0.00	19,483.78	0.00	0.00	19,483.78	7,251,579.00	4.11%	4.13%
G	12532CAG0	3.224200%	26,596,519.00	26,596,519.00	0.00	81,863.43	0.00	2,687,603.96	81,863.43	23,908,915.04	0.00%	0.00%
V	12532CAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12532CAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			644,660,735.02	602,301,869.81	17,605,720.86	1,783,156.18	0.00	2,687,603.96	19,388,877.04	582,008,544.99

Notional Certificates
X-A	12532CBE4	1.713375%	451,262,108.00	408,903,242.81	0.00	583,837.02	0.00	0.00	583,837.02	391,297,521.95
X-B	12532CBF1	1.086024%	70,911,580.00	70,911,580.00	0.00	64,176.38	0.00	0.00	64,176.38	70,911,580.00
X-C	12532CBG9	0.040000%	32,232,632.00	32,232,632.00	0.00	1,074.42	0.00	0.00	1,074.42	32,232,632.00
X-D	12532CAJ4	2.124296%	38,678,948.00	38,678,948.00	0.00	68,471.28	0.00	0.00	68,471.28	38,678,948.00
X-E	12532CAL9	1.900096%	17,727,369.00	17,727,369.00	0.00	28,069.75	0.00	0.00	28,069.75	17,727,369.00
X-F	12532CAN5	1.900096%	7,251,579.00	7,251,579.00	0.00	11,482.25	0.00	0.00	11,482.25	7,251,579.00
X-G	12532CAQ8	1.900096%	26,596,519.00	26,596,519.00	0.00	42,113.28	0.00	0.00	42,113.28	23,908,915.04
Notional SubTotal			644,660,735.00	602,301,869.81	0.00	799,224.38	0.00	0.00	799,224.38	582,008,544.99

Deal Distribution Total					17,605,720.86	2,582,380.56	0.00	2,687,603.96	20,188,101.42

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12532CAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12532CAX3	614.75256158	375.51492250	1.52745516	0.00000000	0.00000000	0.00000000	0.00000000	377.04237766	239.23763908
A-SB	12532CAY1	1,000.00000000	0.00000000	2.80616664	0.00000000	0.00000000	0.00000000	0.00000000	2.80616664	1,000.00000000
A-3	12532CAZ8	1,000.00000000	0.00000000	2.75400000	0.00000000	0.00000000	0.00000000	0.00000000	2.75400000	1,000.00000000
A-4	12532CBA2	1,000.00000000	0.00000000	2.97658333	0.00000000	0.00000000	0.00000000	0.00000000	2.97658333	1,000.00000000
A-M	12532CBB0	1,000.00000000	0.00000000	3.20500014	0.00000000	0.00000000	0.00000000	0.00000000	3.20500014	1,000.00000000
B	12532CBC8	1,000.00000000	0.00000000	3.49875002	0.00000000	0.00000000	0.00000000	0.00000000	3.49875002	1,000.00000000
C	12532CBD6	1,000.00000000	0.00000000	4.23691339	0.00000000	0.00000000	0.00000000	0.00000000	4.23691339	1,000.00000000
D	12532CAA3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	12532CAC9	1,000.00000000	0.00000000	2.68683356	0.00000000	0.00000000	0.00000000	0.00000000	2.68683356	1,000.00000000
F	12532CAE5	1,000.00000000	0.00000000	2.68683276	0.00000000	0.00000000	0.00000000	0.00000000	2.68683276	1,000.00000000
G	12532CAG0	1,000.00000000	0.00000000	3.07797535	(0.39114216)	4.69652626	0.00000000	101.05096686	3.07797535	898.94903314
V	12532CAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12532CAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12532CBE4	906.13245730	0.00000000	1.29378694	0.00000000	0.00000000	0.00000000	0.00000000	1.29378694	867.11805625
X-B	12532CBF1	1,000.00000000	0.00000000	0.90501974	0.00000000	0.00000000	0.00000000	0.00000000	0.90501974	1,000.00000000
X-C	12532CBG9	1,000.00000000	0.00000000	0.03333330	0.00000000	0.00000000	0.00000000	0.00000000	0.03333330	1,000.00000000
X-D	12532CAJ4	1,000.00000000	0.00000000	1.77024670	0.00000000	0.00000000	0.00000000	0.00000000	1.77024670	1,000.00000000
X-E	12532CAL9	1,000.00000000	0.00000000	1.58341320	0.00000000	0.00000000	0.00000000	0.00000000	1.58341320	1,000.00000000
X-F	12532CAN5	1,000.00000000	0.00000000	1.58341376	0.00000000	0.00000000	0.00000000	0.00000000	1.58341376	1,000.00000000
X-G	12532CAQ8	1,000.00000000	0.00000000	1.58341323	0.00000000	0.00000000	0.00000000	0.00000000	1.58341323	898.94903314

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/21 - 08/30/21	30	0.00	71,613.53	0.00	71,613.53	0.00	0.00	0.00	71,613.53	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	101,686.62	0.00	101,686.62	0.00	0.00	0.00	101,686.62	0.00
A-3	08/01/21 - 08/30/21	30	0.00	426,870.00	0.00	426,870.00	0.00	0.00	0.00	426,870.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	562,110.53	0.00	562,110.53	0.00	0.00	0.00	562,110.53	0.00
X-A	08/01/21 - 08/30/21	30	0.00	583,837.02	0.00	583,837.02	0.00	0.00	0.00	583,837.02	0.00
X-B	08/01/21 - 08/30/21	30	0.00	64,176.38	0.00	64,176.38	0.00	0.00	0.00	64,176.38	0.00
X-C	08/01/21 - 08/30/21	30	0.00	1,074.42	0.00	1,074.42	0.00	0.00	0.00	1,074.42	0.00
X-D	08/01/21 - 08/30/21	30	0.00	68,471.28	0.00	68,471.28	0.00	0.00	0.00	68,471.28	0.00
X-E	08/01/21 - 08/30/21	30	0.00	28,069.75	0.00	28,069.75	0.00	0.00	0.00	28,069.75	0.00
X-F	08/01/21 - 08/30/21	30	0.00	11,482.25	0.00	11,482.25	0.00	0.00	0.00	11,482.25	0.00
X-G	08/01/21 - 08/30/21	30	0.00	42,113.28	0.00	42,113.28	0.00	0.00	0.00	42,113.28	0.00
A-M	08/01/21 - 08/30/21	30	0.00	103,305.59	0.00	103,305.59	0.00	0.00	0.00	103,305.59	0.00
B	08/01/21 - 08/30/21	30	0.00	135,327.97	0.00	135,327.97	0.00	0.00	0.00	135,327.97	0.00
C	08/01/21 - 08/30/21	30	0.00	136,566.87	0.00	136,566.87	0.00	0.00	0.00	136,566.87	0.00
D	08/01/21 - 08/30/21	30	0.00	96,697.37	0.00	96,697.37	0.00	0.00	0.00	96,697.37	0.00
E	08/01/21 - 08/30/21	30	0.00	47,630.49	0.00	47,630.49	0.00	0.00	0.00	47,630.49	0.00
F	08/01/21 - 08/30/21	30	0.00	19,483.78	0.00	19,483.78	0.00	0.00	0.00	19,483.78	0.00
G	08/01/21 - 08/30/21	30	135,314.27	71,460.41	0.00	71,460.41	(10,403.02)	0.00	0.00	81,863.43	124,911.25
Totals			135,314.27	2,571,977.54	0.00	2,571,977.54	(10,403.02)	0.00	0.00	2,582,380.56	124,911.25

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	20,188,101.42
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,587,085.86	Master Servicing Fee	7,542.93
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,948.35
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	259.32
ARD Interest	0.00	Operating Advisor Fee	1,865.44
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	202.27
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,587,085.86	Total Fees	15,108.32

Principal		Expenses/Reimbursements
Scheduled Principal	539,452.30	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	11,525.55
Principal Prepayments	17,066,268.56	Special Servicing Fees (Monthly)	(21,928.57)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	17,605,720.86	Total Expenses/Reimbursements	(10,403.02)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,582,380.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	17,605,720.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	20,188,101.42
Total Funds Collected	20,192,806.72	Total Funds Distributed	20,192,806.72

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	602,301,869.81	602,301,869.81	Beginning Certificate Balance	602,301,869.81
(-) Scheduled Principal Collections	539,452.30	539,452.30	(-) Principal Distributions	17,605,720.86
(-) Unscheduled Principal Collections	17,066,268.56	17,066,268.56	(-) Realized Losses	2,687,603.96
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	2,687,603.96
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	2,687,603.96	2,687,603.96	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	582,008,544.99	582,008,544.99	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	603,223,796.80	603,223,796.80	Ending Certificate Balance	582,008,544.99
Ending Actual Collateral Balance	582,675,626.03	582,675,626.03

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.12
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	24,752,901.05	4.25%	1	5.3000	NAP	Defeased	1	24,752,901.05	4.25%	1	5.3000	NAP
	9,999,999 or less	22	128,175,326.91	22.02%	64	5.3281	1.550168	1.39 or less	16	197,613,790.61	33.95%	66	5.3683	0.485080
10,000,000 to 19,999,999		9	123,529,590.13	21.22%	65	5.0693	1.001616	1.40 to 1.44	2	9,796,948.35	1.68%	66	5.1296	1.414030
20,000,000 to 29,999,999		4	102,585,209.91	17.63%	66	5.1983	0.929737	1.45 to 1.54	2	10,635,117.02	1.83%	35	5.4437	1.488703
30,000,000 to 39,999,999		3	103,965,516.99	17.86%	67	4.4515	2.033915	1.55 to 1.99	12	220,345,098.82	37.86%	67	4.9421	1.756970
	40,000,000 or greater	2	99,000,000.00	17.01%	68	4.7187	1.795578	2.00 to 2.49	6	80,693,402.82	13.86%	66	4.2807	2.338629
	Totals	41	582,008,544.99	100.00%	63	4.9888	1.452532	2.50 or greater	2	38,171,286.32	6.56%	68	4.4261	2.767084
								Totals	41	582,008,544.99	100.00%	63	4.9888	1.452532
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	24,752,901.05	4.25%	1	5.3000	NAP
							Defeased	1	24,752,901.05	4.25%	1	5.3000	NAP
Alaska	1	16,871,220.33	2.90%	66	5.7300	0.560200
							Industrial	2	27,816,426.77	4.78%	67	5.3060	1.746000
Arizona	2	8,014,707.61	1.38%	67	5.4480	2.076728
							Lodging	10	75,655,922.77	13.00%	65	5.6325	0.715868
Arkansas	1	2,345,421.99	0.40%	67	5.4700	1.088100
							Mixed Use	4	85,410,834.10	14.68%	67	5.1023	1.000460
California	5	91,348,631.09	15.70%	66	4.9406	1.443608
							Multi-Family	4	28,422,563.24	4.88%	66	5.3675	1.768784
Connecticut	1	4,480,681.27	0.77%	67	5.2230	0.870000
							Office	15	155,694,365.56	26.75%	66	4.5058	2.034142
Delaware	1	4,945,738.53	0.85%	68	5.7500	1.529200
							Other	7	16,250,000.00	2.79%	68	5.0300	0.026400
Florida	3	21,430,740.62	3.68%	67	5.3031	1.632545
							Retail	14	153,131,011.06	26.31%	65	4.9490	1.460354
Georgia	2	19,986,577.16	3.43%	66	5.6541	0.836808
							Self Storage	3	14,874,520.48	2.56%	68	4.6500	1.821900
Illinois	1	2,553,000.00	0.44%	67	5.1520	1.834700
							Totals	60	582,008,544.99	100.00%	63	4.9888	1.452532
Indiana	2	40,330,260.12	6.93%	66	4.8444	1.115866

Kentucky	1	1,682,365.92	0.29%	68	5.0300	0.026400

Maine	2	11,873,709.90	2.04%	67	5.2600	1.241274

Missouri	4	8,946,784.79	1.54%	65	4.9306	1.272930

Nevada	2	7,647,007.69	1.31%	67	5.0285	2.126135

New York	8	70,979,892.91	12.20%	68	4.3140	2.410527

North Carolina	1	9,225,995.46	1.59%	65	5.1800	1.606500

Ohio	4	83,319,531.32	14.32%	64	5.1073	0.914488

Rhode Island	1	11,533,640.36	1.98%	67	5.3060	1.746000

Tennessee	2	20,685,044.61	3.55%	61	5.0892	0.025918

Texas	12	73,261,310.08	12.59%	67	5.1120	1.598870

Virginia	1	16,282,786.41	2.80%	67	5.3060	1.746000

Washington	2	29,510,595.81	5.07%	63	4.0816	2.105882

Totals	60	582,008,544.99	100.00%	63	4.9888	1.452532

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	24,752,901.05	4.25%	1	5.3000	NAP	Defeased	1	24,752,901.05	4.25%	1	5.3000	NAP
	3.7499% or less	1	22,500,000.00	3.87%	62	3.6739	2.490400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	1	32,500,000.00	5.58%	68	4.1500	2.235700	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	5	113,328,003.61	19.47%	67	4.5348	2.187040	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 5.2499%	16	222,562,311.58	38.24%	65	4.9821	1.336757	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.7499%	12	122,309,857.89	21.02%	66	5.4906	1.115006	49 months or greater	40	557,255,643.94	95.75%	66	4.9750	1.448202
	5.7500% or greater	5	44,055,470.86	7.57%	67	5.9130	(0.077541)	Totals	41	582,008,544.99	100.00%	63	4.9888	1.452532
	Totals	41	582,008,544.99	100.00%	63	4.9888	1.452532
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	24,752,901.05	4.25%	1	5.3000	NAP	Defeased	1	24,752,901.05	4.25%	1	5.3000	NAP
	108 months or less	40	557,255,643.94	95.75%	66	4.9750	1.448202	Interest Only	6	139,550,000.00	23.98%	66	4.4632	1.811415
	109 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	9	129,134,136.34	22.19%	63	5.2947	1.048925
	Totals	41	582,008,544.99	100.00%	63	4.9888	1.452532	300 months to 359 months	25	288,571,507.60	49.58%	67	5.0795	1.451231
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	41	582,008,544.99	100.00%	63	4.9888	1.452532
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	24,752,901.05	4.25%	1	5.3000	NAP				None
Underwriter's Information		1	2,748,317.26	0.47%	66	4.8400	1.400000
	12 months or less	36	511,887,795.36	87.95%	67	4.9258	1.557683
	13 months to 24 months	2	36,930,152.83	6.35%	66	5.6360	(0.066539)
	25 months or greater	1	5,689,378.49	0.98%	7	5.1775	1.453500
	Totals	41	582,008,544.99	100.00%	63	4.9888	1.452532
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300571696	RT	Saint Clairsville	OH	Actual/360	4.78025%	226,386.11	0.00	0.00	N/A	05/06/27	--	55,000,000.00	55,000,000.00	09/06/21
2	307860002	MU	Los Angeles	CA	Actual/360	4.64225%	175,884.01	0.00	0.00	N/A	05/06/27	--	44,000,000.00	44,000,000.00	09/06/21
3	300571677	RT	Merrillville	IN	Actual/360	4.84025%	153,002.07	66,475.52	0.00	N/A	03/06/27	--	36,710,706.19	36,644,230.67	09/06/21
3A	300571709				Actual/360	4.84025%	11,475.15	4,985.67	0.00	N/A	03/06/27	--	2,753,302.93	2,748,317.26	09/06/21
4	307860004	OF	New York	NY	Actual/360	4.32425%	129,818.51	43,880.09	0.00	05/06/27	05/06/32	--	34,865,166.41	34,821,286.32	09/06/21
5	407004699	OF	New York	NY	Actual/360	4.15025%	116,142.36	0.00	0.00	N/A	05/06/27	--	32,500,000.00	32,500,000.00	09/06/21
6	300571676	LO	Various	Various	Actual/360	5.73025%	146,525.86	57,541.11	0.00	N/A	03/06/27	--	29,696,171.42	29,638,630.31	09/06/21
7	407004692	IN	Various	Various	Actual/360	5.30625%	127,283.56	41,313.19	0.00	N/A	04/06/27	--	27,857,739.96	27,816,426.77	09/06/21
8	300571694	OF	Colorado Springs	CO	Actual/360	5.30025%	113,112.19	31,267.02	0.00	N/A	10/06/21	--	24,784,168.07	24,752,901.05	09/06/21
9	407004694	MU	Cleveland	OH	Actual/360	5.88525%	114,819.80	27,302.69	0.00	N/A	04/06/27	--	22,657,455.52	22,630,152.83	06/06/20
10	307860010	OF	Kirkland	WA	Actual/360	3.67425%	71,181.81	0.00	0.00	N/A	11/06/26	--	22,500,000.00	22,500,000.00	09/06/21
11	307500114	Various Various		MI	Actual/360	4.96225%	43,286.68	8,754,090.36	0.00	N/A	03/06/27	--	10,130,673.11	0.00	09/06/21
11A	307500214				Actual/360	4.96225%	41,225.41	8,337,238.94	0.00	N/A	03/06/27	--	9,648,260.15	0.00	09/06/21
12	307860012	98	Various	Various	Actual/360	5.03025%	70,385.07	0.00	0.00	N/A	05/06/27	--	16,250,000.00	16,250,000.00	09/06/21
13	407004687	OF	San Francisco	CA	Actual/360	5.67525%	78,188.89	0.00	0.00	N/A	03/06/27	--	16,000,000.00	16,000,000.00	09/06/21
14	407004698	SS	Various	TX	Actual/360	4.65025%	59,651.56	22,850.33	0.00	N/A	05/06/27	--	14,897,370.81	14,874,520.48	09/06/21
16	303161079	LO	Nashville	TN	Actual/360	5.11625%	62,789.16	21,248.54	0.00	N/A	07/01/26	--	14,252,627.16	14,231,378.62	06/01/21
17	300571695	OF	Coppell	TX	Actual/360	5.06025%	60,736.79	17,094.42	0.00	N/A	05/06/27	--	13,939,338.07	13,922,243.65	09/06/21
18	407004686	MU	Walnut Creek	CA	Actual/360	5.24225%	64,549.41	0.00	0.00	N/A	01/06/27	--	14,300,000.00	14,300,000.00	09/06/21
19	307860019	RT	Euless	TX	Actual/360	4.97025%	50,937.02	17,274.16	0.00	N/A	04/06/27	--	11,901,945.79	11,884,671.63	09/06/21
20	300571671	MF	Houston	TX	Actual/360	5.21025%	54,201.37	14,514.73	0.00	N/A	03/06/27	--	12,081,290.48	12,066,775.75	09/06/21
21	307860021	OF	St Petersburg	FL	Actual/360	4.73325%	39,309.33	12,752.99	0.00	N/A	04/06/27	--	9,644,949.80	9,632,196.81	09/06/21
22	307350208	OF	Los Angeles	CA	Actual/360	4.43525%	38,190.28	0.00	0.00	N/A	12/06/26	--	10,000,000.00	10,000,000.00	09/06/21
23	407004693	RT	Various	Various	Actual/360	5.15225%	43,477.16	0.00	0.00	N/A	04/06/27	--	9,800,000.00	9,800,000.00	09/06/21
24	307860024	LO	Tampa	FL	Actual/360	5.95525%	46,511.80	10,767.60	0.00	N/A	04/06/27	--	9,070,311.41	9,059,543.81	05/06/20
25	300571660	RT	Hickory	NC	Actual/360	5.18025%	41,196.58	9,755.89	0.00	N/A	02/06/27	--	9,235,751.35	9,225,995.46	09/06/21
26	300571675	MF	Lawrenceville	GA	Actual/360	5.52025%	34,360.06	9,456.36	0.00	N/A	03/06/27	--	7,228,623.54	7,219,167.18	09/06/21
27	300571672	LO	Seattle	WA	Actual/360	5.39025%	32,582.67	9,429.24	0.00	N/A	03/06/27	--	7,020,025.05	7,010,595.81	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	407004689	OF	Mission Viejo	CA	Actual/360	5.24225%	31,858.17	8,418.80	0.00	N/A	03/06/27	--	7,057,049.89	7,048,631.09	09/06/21
29	300571673	MF	Houston	TX	Actual/360	5.45025%	31,913.82	9,023.73	0.00	N/A	03/06/27	--	6,800,222.05	6,791,198.32	09/06/21
30	300571687	RT	Portland	ME	Actual/360	5.26025%	29,855.86	9,035.26	0.00	N/A	04/06/27	--	6,591,505.39	6,582,470.13	09/06/21
31	407004695	RT	Lima	OH	Actual/360	5.17825%	25,449.17	18,757.66	0.00	N/A	04/06/22	--	5,708,136.15	5,689,378.49	09/06/21
33	300571688	RT	Bangor	ME	Actual/360	5.26025%	23,999.27	7,262.88	0.00	N/A	04/06/27	--	5,298,502.65	5,291,239.77	09/06/21
34	300571680	RT	McKinney	TX	Actual/360	5.31025%	25,606.00	0.00	0.00	N/A	03/06/27	--	5,600,000.00	5,600,000.00	09/06/21
35	407004700	LO	Georgetown	DE	Actual/360	5.75025%	24,535.00	9,436.75	0.00	N/A	05/06/27	--	4,955,175.28	4,945,738.53	09/06/21
36	307860036	OF	Various	MO	Actual/360	4.85925%	21,835.08	0.00	0.00	N/A	11/06/26	--	5,218,000.00	5,218,000.00	09/06/21
37	307860037	LO	Eagle Pass	TX	Actual/360	6.17725%	24,908.05	8,341.53	0.00	N/A	05/06/27	--	4,682,770.63	4,674,429.10	09/06/21
38	300571679	RT	Show Low	AZ	Actual/360	5.42025%	21,798.19	5,778.02	0.00	N/A	03/06/27	--	4,670,485.63	4,664,707.61	09/06/21
39	307860039	MU	New Haven	CT	Actual/360	5.22325%	20,180.10	6,195.92	0.00	N/A	04/06/27	--	4,486,877.19	4,480,681.27	09/06/21
40	307860040	OF	Las Vegas	NV	Actual/360	4.91925%	17,188.71	5,948.16	0.00	N/A	04/06/27	--	4,057,955.85	4,052,007.69	09/06/21
41	407004697	LO	Tucson	AZ	Actual/360	5.48725%	15,828.47	0.00	0.00	N/A	05/06/27	--	3,350,000.00	3,350,000.00	09/06/21
42	307860042	LO	Liverpool	NY	Actual/360	5.85025%	13,857.18	5,197.72	0.00	N/A	04/06/27	--	2,750,804.31	2,745,606.59	09/06/21
43	307860043	MF	Hot Springs	AR	Actual/360	5.47025%	11,062.12	3,085.58	0.00	N/A	04/06/27	--	2,348,507.57	2,345,421.99	09/06/21
Totals							2,587,085.86	17,605,720.86	0.00				602,301,869.81	582,008,544.99
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,968,560.62	2,479,371.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,345,265.00	2,067,496.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,260,443.00	2,391,163.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	18,715,843.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,982,160.37	1,552,635.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,395,917.85	5,818,037.67	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,292,490.45	2,677,145.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	(463,534.00)	01/01/20	03/31/20	09/13/21	2,284,045.18	129,504.81	129,831.34	1,995,078.18	1,363,947.18	0.00
10	7,199,353.00	3,462,090.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,463,197.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	800,266.00	11,380.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,085,063.22	(61,393.72)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,839,051.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	968,190.56	0.00	--	--	08/11/21	0.00	0.00	251,930.70	251,930.70	0.00	0.00
17	1,599,832.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,281,054.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,003,001.87	263,488.18	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,343,852.13	814,431.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	7,378,512.44	1,837,725.22	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	11.90	0.00
22	6,911,916.80	3,303,891.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,035,769.54	477,719.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	467,300.98	583,846.75	07/01/20	06/30/21	07/12/21	0.00	0.00	57,129.13	915,849.89	0.00	0.00
25	1,076,625.36	514,446.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	798,511.70	364,744.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	653,175.83	492,927.69	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	818,425.80	383,331.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,257,216.02	298,443.57	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	580,000.00	290,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	776,916.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	465,000.00	232,500.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	485,737.60	220,714.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	261,612.42	688,663.07	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	575,143.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	841,767.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	535,058.81	306,578.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	653,043.21	155,832.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	679,999.24	358,904.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	547,784.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	2,975.55	9,892.54	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	198,100.00	103,465.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	98,544,134.14	31,635,938.01				2,284,045.18	129,504.81	438,891.17	3,162,858.77	1,363,959.08	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
11	307500114	8,741,254.37	Disposition	0.00	0.00
11A	307500214	8,325,014.19	Disposition	0.00	0.00
Totals		17,066,268.56		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	2	31,689,696.64	0	0.00	0	0.00	0	0.00	0	0.00	2	17,066,268.56	4.988828%	4.938344%	63
08/17/21	0	0.00	0	0.00	5	65,759,327.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.988126%	4.930559%	64
07/16/21	0	0.00	0	0.00	5	65,843,314.50	0	0.00	0	0.00	1	14,273,782.50	0	0.00	1	15,500,000.00	4.988304%	4.930729%	65
06/17/21	0	0.00	0	0.00	6	81,436,846.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.012128%	4.948742%	65
05/17/21	1	16,000,000.00	0	0.00	6	81,520,007.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.012278%	4.955145%	66
04/16/21	0	0.00	0	0.00	6	81,612,744.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.012498%	4.955352%	67
03/17/21	0	0.00	0	0.00	6	81,695,087.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.012693%	4.955536%	68
02/18/21	0	0.00	1	15,500,000.00	5	66,307,020.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.012954%	4.949542%	69
01/15/21	1	15,500,000.00	2	19,964,932.35	3	46,423,526.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.013144%	4.955960%	70
12/17/20	2	19,989,095.11	0	0.00	3	46,480,422.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.013333%	4.956138%	71
11/18/20	0	0.00	0	0.00	3	46,544,327.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.013542%	4.984187%	72
10/19/20	0	0.00	0	0.00	5	66,640,489.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.013728%	4.984375%	73
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	407004694 06/06/20		14	6	129,831.34	1,995,078.18	1,379,497.18	23,054,314.56	06/01/20	2
24	307860024 05/06/20		15	6	57,129.13	915,849.89	15,800.00	9,236,973.80	05/14/20	1
Totals					186,960.47	2,910,928.07	1,395,297.18	32,291,288.36
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		24,752,901	24,752,901		0	0
7 - 12 Months		5,689,378	5,689,378		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		14,231,379	14,231,379		0	0
> 60 Months		537,334,887	505,645,190	31,689,697		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	582,008,545	550,318,848	0	0	31,689,697	0
Aug-21	602,301,870	536,542,542	0	0	65,759,327	0
Jul-21	602,838,923	536,995,609	0	0	65,843,315	0
Jun-21	618,926,398	537,489,551	0	0	81,436,847	0
May-21	619,458,450	521,938,442	16,000,000	0	81,520,008	0
Apr-21	619,993,694	538,380,949	0	0	81,612,744	0
Mar-21	620,477,746	538,782,659	0	0	81,695,087	0
Feb-21	621,106,428	539,299,408	0	15,500,000	66,307,021	0
Jan-21	621,576,030	539,687,571	15,500,000	19,964,932	46,423,526	0
Dec-20	622,043,512	555,573,994	19,989,095	0	46,480,423	0
Nov-20	622,556,701	576,012,374	0	0	46,544,327	0
Oct-20	623,019,756	556,379,267	0	0	66,640,489	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	407004694	22,630,152.83	23,054,314.56	26,400,000.00	08/19/21	(486,645.00)	(1.14130)	03/31/20	04/06/27	306
11	307500114	0.00	-	100,850,000.00	--	7,034,219.00	1.69080	12/31/19	03/06/27	308
11A	307500214	0.00	-		--	6,920,356.00	1.47000	--	03/06/27	308
16	303161079	14,231,378.62	14,296,867.90	101,000,000.00	07/07/21	121,802.56	0.02570	12/31/20	07/01/26	297
24	307860024	9,059,543.81	9,236,973.80	12,900,000.00	06/23/21	489,676.91	0.71240	06/30/21	04/06/27	306
42	307860042	2,745,606.59	2,745,606.59	5,100,000.00	11/01/17	(4,016.96)	(0.07020)	03/31/21	04/06/27	246
Totals		48,666,681.85	49,333,762.85	246,250,000.00		14,075,392.51

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	407004694	MU	OH	06/01/20	2

                        Loan transferred to special servicing due to Imminent Monetary Default as a result of COVID-19. Borrower has provided the requested due diligence. The special servicer will continue to dual track settlement discussions and enforcement of lender's rights.

11	307500114	Various	MI	04/28/20	8
	Special Servicer comments are not available for this cycle.

11A	307500214	Various	Various	04/28/20	8
Special Servicer comments are not available for this cycle.

16	303161079	LO	TN	06/09/20	1

                      Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Special Servicer and Borrower have finalized a relief agreement. Forbearance and Modification executed and closed 5/26/2021.

24	307860024	LO	FL	05/14/20	1
	Loan recently transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Borrower and Special Servicer are currently working to finalize a relief agreement.

42	307860042	LO	NY	08/22/19	13
The loan was transferred to special servicing for Imminent Default. The Loan DSCR has been below a 1.0X. Special Servicer is evaluating potential options including foreclosure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	300571676	30,509,639.23	5.73003%	30,509,639.23 5.73003%		10	06/23/20	07/06/20	07/13/20
16	303161079	14,556,345.15	5.11603%	14,556,345.15 5.11603%		10	05/26/21	05/26/21	--
Totals		45,065,984.38		45,065,984.38
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	307500114	09/17/21	10,130,673.11	100,850,000.00	9,483,152.88	729,062.52	9,483,152.88	8,754,090.36	1,376,582.75	0.00	0.00	1,376,582.75	13.11%
11A	307500214	09/17/21	9,648,260.15	0.00	9,030,635.41	693,396.47	9,030,635.41	8,337,238.94	1,311,021.21	0.00	0.00	1,311,021.21	13.11%
15	407004691	07/16/21	15,500,000.00	13,600,000.00	17,116,384.25	793,310.71	17,116,384.25	16,323,073.54	0.00	0.00	0.00	0.00	0.00%
32	300571690	09/17/19	6,201,597.57	13,030,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			19,778,933.26	100,850,000.00	18,513,788.29	1,422,458.99	18,513,788.29	17,091,329.30	2,687,603.96	0.00	0.00	2,687,603.96
Cumulative Totals			41,480,530.83	127,480,000.00	35,630,172.54	2,215,769.70	35,630,172.54	33,414,402.84	2,687,603.96	0.00	0.00	2,687,603.96

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	307500114	09/17/21	0.00	0.00	1,376,582.75	0.00	0.00	1,376,582.75	0.00	0.00	1,376,582.75
15	407004691	07/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	300571690	09/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11A	307500214	09/17/21	0.00	0.00	1,311,021.21	0.00	0.00	1,311,021.21	0.00	0.00	1,311,021.21
Current Period Totals			0.00	0.00	2,687,603.96	0.00	0.00	2,687,603.96	0.00	0.00	2,687,603.96
Cumulative Totals			0.00	0.00	2,687,603.96	0.00	0.00	2,687,603.96	0.00	0.00	2,687,603.96

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	5,000.00	0.00	0.00	11,525.55	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	(22,024.24)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	(19,904.33)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(21,928.57)	0.00	0.00	11,525.55	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(10,403.02)

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27